Investments - Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost or Amortized Cost
Total	$ 871,466	$ 2,172,677
Fair Value
Total	1,028,663	$ 2,446,921
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	17,989
Due after one year through five years	123,493
Due after five years through ten years	99,588
Due after ten years	593,078
Total Cost or Amortized Cost, Contractual maturity	834,148
Fair Value
Due in one year or less	18,351
Due after one year through five years	134,019
Due after five years through ten years	110,196
Due after ten years	725,820
Total Fair Value, Contractual maturity	988,386
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	161
Fair Value
Fair Value	169
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3,426
Fair Value
Fair Value	3,245
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	33,731
Fair Value
Fair Value	$ 36,863